Debt Obligations (Long-term Debt) (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended			6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended		6 Months Ended	12 Months Ended					6 Months Ended	12 Months Ended	6 Months Ended			6 Months Ended		6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Mar. 01, 2011	Jun. 30, 2012 First Mortgage Bonds Maturing in October 2013 - 5.125% [Member]	Dec. 31, 2011 First Mortgage Bonds Maturing in October 2013 - 5.125% [Member]	Jun. 30, 2012 Pollution Control Series Maturing in January 2028 - 4.70% [Member]	Dec. 31, 2011 Pollution Control Series Maturing in January 2028 - 4.70% [Member]	Jun. 30, 2012 Pollution Control Series Maturing in January 2034 - 4.80% [Member]	Dec. 31, 2011 Pollution Control Series Maturing in January 2034 - 4.80% [Member]	Jun. 30, 2012 Pollution Control Series Maturing in September 2036 - 4.80% [Member]	Dec. 31, 2011 Pollution Control Series Maturing in September 2036 - 4.80% [Member]	Jun. 30, 2012 Pollution control series maturing in November 2040 - variable rates: 0.04% - 0.20% and 0.06% - 0.32% [Member]	Dec. 31, 2011 Pollution control series maturing in November 2040 - variable rates: 0.04% - 0.20% and 0.06% - 0.32% [Member]	Jun. 30, 2012 U.S. Government note maturing in February 2061 - 4.20% [Member]	Mar. 31, 2012 U.S. Government note maturing in February 2061 - 4.20% [Member]	Dec. 31, 2011 U.S. Government note maturing in February 2061 - 4.20% [Member]	Mar. 01, 2011 U.S. Government note maturing in February 2061 - 4.20% [Member]	Jun. 30, 2012 Bank Term Loan - variable rates: 1.48% - 1.49% [Member]	Dec. 31, 2011 Bank Term Loan - variable rates: 1.48% - 1.49% [Member]	Jun. 30, 2012 Note to DPL Capital Trust II Maturing in September 2031 - 8.125% [Member]	Dec. 31, 2011 Note to DPL Capital Trust II Maturing in September 2031 - 8.125% [Member]	Dec. 31, 2011 Senior Notes Maturing in September 2011 - 6.875% [Member]	Jun. 30, 2012 Five Year Senior Unsecured Notes at 6.50% maturing on October 15, 2016 [Member]	Dec. 31, 2011 Five Year Senior Unsecured Notes at 6.50% maturing on October 15, 2016 [Member]	Jun. 30, 2012 Ten Year Senior Unsecured Notes at 7.25% maturing at October 15, 2021 [Member]	Dec. 31, 2011 Ten Year Senior Unsecured Notes at 7.25% maturing at October 15, 2021 [Member]
Long-term debt, gross	$ 2,619.2	$ 2,628.9		$ 494.0	$ 503.6	$ 36.1	$ 36.1	$ 179.6	$ 179.6	$ 96.2	$ 96.2	$ 100.0	$ 100.0	$ 18.4		$ 18.5	$ 18.7	$ 425.0	$ 425.0	$ 19.7	$ 19.5		$ 450.0	$ 450.0	$ 800.0	$ 800.0
Obligation for capital lease	0.2	0.4
Total long-term debt	$ 924.3	$ 934.0
Debt instrument maturity year				Oct. 01, 2013		Jan. 01, 2028		Jan. 01, 2034		Sep. 01, 2036		Nov. 01, 2040								Sep. 01, 2031			Oct. 01, 2016		Oct. 01, 2021
Debt instrument interest percentage			4.20%	5.125%		4.70%		4.80%		4.80%				4.20%	4.20%					8.125%		6.875%	6.50%		7.25%
Debt instrument interest percentage minimum												0.04%	0.06%					2.24%	1.48%
Debt instrument interest percentage maximum	2.30%											0.26%	0.32%						4.25%